Income Taxes - Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ 17.0	$ (29.2)
Tax effect on equity items	8.3	(14.4)
Impact of foreign exchange	(4.4)	(1.3)
Deferred taxes acquired through business combinations	1.7	18.7
Tax recovery during the year recognized in net income	45.6	43.2
Balance, end of the year	$ 68.2	$ 17.0